RIGHT OF USE ASSETS - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	$ 3,060
Balance, end of year	1,862	$ 3,060
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,224	4,102
Additions	33	122
Balance, end of year	4,257	4,224
Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	1,164	0
Amortization for the year	1,081	1,164
Impairment loss	150
Balance, end of year	2,395	1,164
Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	2,987
Balance, end of year	1,805	2,987
Office [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,138	4,102
Additions	33	36
Balance, end of year	4,171	4,138
Office [Member] | Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	1,151	0
Amortization for the year	1,065	1,151
Impairment loss	150
Balance, end of year	2,366	1,151
Office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	73
Balance, end of year	57	73
Office equipment [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	86	0
Additions	0	86
Balance, end of year	86	86
Office equipment [Member] | Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	13	0
Amortization for the year	16	13
Impairment loss	0
Balance, end of year	$ 29	$ 13